ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary
	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of Technical Consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of Content and Application Delivery services

ChinaCache Ireland Limited (“ChinaCache IE”)	November 18, 2013	Ireland	100%	Provision of Content and Application Delivery services

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of Content and Application Delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	100%	Research & Development center

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT”)*	June 7, 1998	The PRC	—	Provision of Content and Application Delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) *	September 1, 2005	The PRC	—	Provision of Content and Application Delivery services

*                     The equity interest of Beijing Blue IT and Beijing Jingtian are held by the Founders and two employees of the Company, respectively (collectively the “Nominee Shareholders”).

Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group
	As of December 31,
	2012	2013
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	69,503	77,400	12,786
Accounts receivable (net of allowance for doubtful accounts of RMB 24,369 and RMB 11,894 (US$1,965) as of December 31, 2012 and 2013, respectively)	219,324	297,947	49,217
Prepaid expenses and other current assets	23,393	25,871	4,274
Deferred tax assets	12,878	6,546	1,081
Amounts due from inter-companies(1)	—	6,300	1,041
Amounts due from a related party(2)	—	141	23

Total current assets	325,098	414,205	68,422

Non-current assets:
Property and equipment, net	123,877	185,107	30,577
Cloud infrastructure construction in progress	—	5,705	942
Intangible assets, net	—	4,702	777
Long term investments	6,103	7,603	1,256
Deferred tax assets	4,602	602	99
Long term deposits and other non-current assets	3,676	4,458	736

Total non-current assets	138,258	208,177	34,387

TOTAL ASSETS	463,356	622,382	102,809

	As of December 31,
	2012	2013
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accounts payable	103,261	200,483	33,117
Accrued employee benefits	26,441	33,448	5,525
Accrued expenses and other payables	48,776	71,095	11,745
Income tax payable	15,200	5,777	954
Liabilities for uncertain tax positions	4,050	6,296	1,040
Amounts due to inter-companies(1)	208,743	236,584	39,081
Amounts due to a related party (2)	1,044	844	139
Deferred government grant	—	24,360	4,024

Total current liabilities	407,515	578,887	95,625

Non-current liabilities:
Deferred government grant	3,360	—	—

Total non-current liabilities	3,360	—	—

Total liabilities	410,875	578,887	95,625

(1)         Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.

(2)         Information with respect to related parties is discussed in Note 19.

	For the Years Ended December 31,
	2011	2012	2013
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	600,203	745,835	910,757	150,446
-Inter-companies	2,353	12,588	146,640	24,223
-A related party customer	—	12,543	—	—
Net profit/ (loss)	43,723	20,406	(12,761)	(2,108)
Income from discontinued operations (including gain on disposal of Shanghai JNet (Note 4(b)))	31,977	—	—	—

Income from discontinued operations relates to the operations of Shanghai JNet that has been classified as discontinued operations upon the disposal of Shanghai JNet and the concurrent termination of the VIE Agreements (Note 4(b)).

	For the Years Ended December 31,
	2011	2012	2013
	RMB’000	RMB’000	RMB’000	US$’000
Net cash provided by operating activities	94,710	51,059	97,554	16,114
Net cash used in investing activities	(73,873	(49,933)	(89,657)	(14,810)
Net cash used in financing activities	—	—	—	—